Goodwill and other intangible assets - Amortization of Softwares Recognized in Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Cost of sales	€ 14,236	€ 13,695	€ 12,255
Research and development expenses	6,728	6,706	5,692
Selling and general expenses	10,692	10,492	9,555
Other operating expenses	3,516	2,531	1,805
Amortization expense	2,172	2,053	1,580
Amortization of computer software and other rights of an industrial or operational nature
Disclosure of detailed information about intangible assets [line items]
Cost of sales	15	10	18
Research and development expenses	3	1	3
Selling and general expenses	100	82	98
Other operating expenses	2	4	0
Amortization expense	€ 120	€ 97	€ 119